Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Previously Reported Series AA Preferred Stock	Previously Reported Series DD Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid In Capital	Previously Reported Accumulated Deficit	Previously Reported	Series AA Preferred Stock	Series DD Preferred Stock	Series CC Preferred Stock	Series BB Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020							$ 50		$ 83,731	$ 279	$ 10,870	$ 27,364,393	$ (33,785,163)	$ (6,409,571)
Balance (in Shares) at Dec. 31, 2020							50,000		1,000	279,146	10,869,596
Settlement of lawsuit											$ 1,093	212,016		213,109
Settlement of lawsuit (in Shares)											1,092,866
Issuance of common stock for services											$ 123	29,877		30,000
Issuance of common stock for services (in Shares)											122,663
Issuance of preferred series DD for services-related party								$ 1				251,535		251,536
Issuance of preferred series DD for services-related party (in Shares)								448
Cancellation of preferred series BB										$ (279)		279
Cancellation of preferred series BB (in Shares)										(279,146)
Cancellation of preferred series CC-related party									$ (83,731)
Cancellation of preferred series CC-related party (in Shares)									(1,000)
Issuance of preferred series AA for acquisition of Global Stem Cell Group, Inc.							$ 1,000					962,866		963,866
Issuance of preferred series AA for acquisition of Global Stem Cell Group, Inc. (in Shares)							1,000,000
Issuance of preferred series DD for acquisition of Global Stem Cell Group, Inc.								$ 9				5,038,567		5,038,576
Issuance of preferred series DD for acquisition of Global Stem Cell Group, Inc. (in Shares)								8,974
Imputed interest on debt												(24,186)		(24,186)
Fair value of warrants												6,064,144		6,064,144
Net income (Loss)													(12,884,480)	(12,884,480)
Balance at Dec. 31, 2021	$ 1,050	$ 10	$ 12,086	$ 39,899,491	$ (46,669,644)	$ (6,757,007)	$ 1,050	$ 10			$ 12,086	39,899,491	(46,669,643)	(6,757,007)
Balance (in Shares) at Dec. 31, 2021	1,050,000	9,422	12,085,125				1,050,000	9,422			12,085,125
Issuance of common stock for services			$ 165	19,835		20,000
Issuance of common stock for services (in Shares)			165,763
Issuance of preferred series DD for services-related party				251,536		251,536
Issuance of preferred series DD for services-related party (in Shares)		448
Net income (Loss)					(4,514,412)	(4,514,412)
Balance at Jun. 30, 2022	$ 1,050	$ 10	$ 12,251	40,170,862	(51,184,056)	(10,999,883)	$ 1,050	$ 10			$ 12,251	40,170,862	(49,839,673)	(9,655,499)
Balance (in Shares) at Jun. 30, 2022	1,050,000	9,870	12,250,888				1,050,000	9,870			12,250,888
Balance at Dec. 31, 2021	$ 1,050	$ 10	$ 12,086	39,899,491	(46,669,644)	(6,757,007)	$ 1,050	$ 10			$ 12,086	39,899,491	(46,669,643)	(6,757,007)
Balance (in Shares) at Dec. 31, 2021	1,050,000	9,422	12,085,125				1,050,000	9,422			12,085,125
Net income (Loss)														(4,514,412)
Balance at Sep. 30, 2022							$ 1,050	$ 10			$ 12,251	40,170,862	(51,184,056)	(10,999,883)
Balance (in Shares) at Sep. 30, 2022							1,050,000	9,870			12,250,888
Balance at Dec. 31, 2021	$ 1,050	$ 10	$ 12,086	39,899,491	(46,669,644)	(6,757,007)	$ 1,050	$ 10			$ 12,086	39,899,491	(46,669,643)	(6,757,007)
Balance (in Shares) at Dec. 31, 2021	1,050,000	9,422	12,085,125				1,050,000	9,422			12,085,125
Issuance of common stock for services											$ 358	29,642		30,000
Issuance of common stock for services (in Shares)											358,813
Issuance of preferred series DD for services-related party												251,536		251,536
Issuance of preferred series DD for services-related party (in Shares)								448
Net income (Loss)													(5,506,822)	(5,506,822)
Balance at Dec. 31, 2022							$ 1,050	$ 10			$ 12,444	40,180,669	(52,176,465)	(11,982,292)	[1]
Balance (in Shares) at Dec. 31, 2022							1,050,000	9,870			12,443,938
Balance at Jun. 30, 2022	$ 1,050	$ 10	$ 12,251	40,170,862	(51,184,056)	(10,999,883)	$ 1,050	$ 10			$ 12,251	40,170,862	(49,839,673)	(9,655,499)
Balance (in Shares) at Jun. 30, 2022	1,050,000	9,870	12,250,888				1,050,000	9,870			12,250,888
Net income (Loss)													(1,344,383)	(1,344,383)
Balance at Sep. 30, 2022							$ 1,050	$ 10			$ 12,251	40,170,862	(51,184,056)	(10,999,883)
Balance (in Shares) at Sep. 30, 2022							1,050,000	9,870			12,250,888
Balance at Dec. 31, 2022							$ 1,050	$ 10			$ 12,444	40,180,669	(52,176,465)	(11,982,292)	[1]
Balance (in Shares) at Dec. 31, 2022							1,050,000	9,870			12,443,938
Net income (Loss)					(9,557,629)	(9,557,629)
Balance at Jun. 30, 2023	$ 1,050	$ 10	$ 12,444	40,180,669	(61,734,094)	(21,539,921)	$ 1,050	$ 10			$ 12,444	40,180,669	(55,876,935)	(15,682,762)
Balance (in Shares) at Jun. 30, 2023	1,050,000	9,870	12,443,938				1,050,000	9,870			12,443,938
Balance at Dec. 31, 2022							$ 1,050	$ 10			$ 12,444	40,180,669	(52,176,465)	(11,982,292)	[1]
Balance (in Shares) at Dec. 31, 2022							1,050,000	9,870			12,443,938
Net income (Loss)														(9,557,629)
Balance at Sep. 30, 2023							$ 1,050	$ 10			$ 12,444	40,180,669	(61,734,094)	(21,539,921)
Balance (in Shares) at Sep. 30, 2023							1,050,000	9,870			12,443,938
Balance at Jun. 30, 2023	$ 1,050	$ 10	$ 12,444	$ 40,180,669	$ (61,734,094)	$ (21,539,921)	$ 1,050	$ 10			$ 12,444	40,180,669	(55,876,935)	(15,682,762)
Balance (in Shares) at Jun. 30, 2023	1,050,000	9,870	12,443,938				1,050,000	9,870			12,443,938
Net income (Loss)													(5,857,159)	(5,857,159)
Balance at Sep. 30, 2023							$ 1,050	$ 10			$ 12,444	$ 40,180,669	$ (61,734,094)	$ (21,539,921)
Balance (in Shares) at Sep. 30, 2023							1,050,000	9,870			12,443,938

[1]	Derived from audited information